Net Operating Revenue - Schedule of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Operating Revenue [Abstract]
Gross operating revenue	R$ 206,739	R$ 181,725	R$ 135,643
Cancellations and returns	(1,777)	(1,353)	(1,822)
Taxes on services	(11,680)	(11,387)	(9,276)
Total revenue deductions	(13,457)	(12,740)	(11,098)
Net operating revenue	R$ 193,282	R$ 168,985	R$ 124,545